Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 29, 2020

AXM1-QTLY-0420
1.9860272.105

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 14.7%
Entertainment - 1.8%
Activision Blizzard, Inc.	183,134	$10,645,579
Electronic Arts, Inc. (a)	53,769	5,450,564
		16,096,143
Interactive Media & Services - 12.9%
Alphabet, Inc. Class A (a)	50,002	66,965,179
Facebook, Inc. Class A (a)	197,069	37,929,870
Tencent Holdings Ltd.	177,617	9,006,018
Wise Talent Information Technology Co. Ltd. (a)	351,000	864,554
		114,765,621

TOTAL COMMUNICATION SERVICES		130,861,764

CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.7%
Ferrari NV	40,425	6,377,044
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	249,756	4,670,437
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	3,011	2,329,249
Household Durables - 0.9%
D.R. Horton, Inc.	74,903	3,990,083
NVR, Inc. (a)	1,039	3,810,200
		7,800,283
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	37,434	7,786,272
Amazon.com, Inc. (a)	18,307	34,485,811
Delivery Hero AG (a)(b)	13,100	1,002,125
Fiverr International Ltd. (c)	7,218	227,223
Pinduoduo, Inc. ADR (a)	82,644	2,957,002
The Booking Holdings, Inc. (a)	9,749	16,530,989
		62,989,422
Specialty Retail - 2.2%
Five Below, Inc. (a)	19,292	1,870,359
National Vision Holdings, Inc. (a)	72,247	2,515,641
Ross Stores, Inc.	70,181	7,634,289
Ulta Beauty, Inc. (a)	31,508	8,100,392
		20,120,681
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	181,000	1,454,734
Aritzia LP (a)	26,300	433,419
Canada Goose Holdings, Inc. (a)(c)	86,410	2,381,948
LVMH Moet Hennessy Louis Vuitton SE	21,387	8,925,450
		13,195,551

TOTAL CONSUMER DISCRETIONARY		117,482,667

CONSUMER STAPLES - 3.3%
Beverages - 0.9%
Fever-Tree Drinks PLC	186	3,044
Kweichow Moutai Co. Ltd. (A Shares)	25,180	3,806,558
Pernod Ricard SA	15,601	2,544,119
Pernod Ricard SA ADR	46,976	1,521,083
		7,874,804
Food Products - 0.2%
The Simply Good Foods Co. (a)	68,092	1,502,110
Household Products - 1.5%
Energizer Holdings, Inc. (c)	151,586	6,516,682
Procter & Gamble Co.	63,062	7,140,510
		13,657,192
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	35,756	6,564,802

TOTAL CONSUMER STAPLES		29,598,908

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	542,416	9,935,083
FINANCIALS - 2.0%
Banks - 0.3%
HDFC Bank Ltd.	41,208	672,919
HDFC Bank Ltd. sponsored ADR	38,619	2,118,252
Metro Bank PLC (a)(c)	18,320	39,478
		2,830,649
Capital Markets - 1.7%
CME Group, Inc.	55,843	11,102,705
JMP Group, Inc.	54,284	173,166
MSCI, Inc.	1,589	469,454
The Blackstone Group LP	49,808	2,681,663
Tradeweb Markets, Inc. Class A	4,807	231,794
XP, Inc. Class A (a)	9,300	322,245
		14,981,027

TOTAL FINANCIALS		17,811,676

HEALTH CARE - 13.5%
Biotechnology - 4.8%
AbbVie, Inc.	170,042	14,574,300
Affimed NV (a)	114,523	270,274
Aimmune Therapeutics, Inc. (a)(c)	55,782	1,328,169
BioNTech AG	69,642	2,322,212
BioNTech SE ADR (a)	19,505	684,626
Cytokinetics, Inc. (a)	82,337	1,147,778
Gamida Cell Ltd. (a)	150,332	652,441
Innovent Biolgics, Inc. (a)(b)	131,500	600,564
Insmed, Inc. (a)	237,206	5,906,429
Neurocrine Biosciences, Inc. (a)	53,926	5,106,792
Regeneron Pharmaceuticals, Inc. (a)	3,200	1,422,624
Rubius Therapeutics, Inc. (a)	10,687	89,450
Vertex Pharmaceuticals, Inc. (a)	38,172	8,551,673
		42,657,332
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	209,586	7,836,421
Danaher Corp.	51,517	7,448,328
Haemonetics Corp. (a)	25,993	2,815,822
Intuitive Surgical, Inc. (a)	22,609	12,072,302
Penumbra, Inc. (a)	11,814	1,959,470
ResMed, Inc.	25,263	4,015,806
		36,148,149
Health Care Providers & Services - 0.9%
Guardant Health, Inc. (a)	4,485	390,016
HealthEquity, Inc. (a)	35,796	2,541,158
UnitedHealth Group, Inc.	21,608	5,509,176
		8,440,350
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	25,297	3,591,415
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)(c)	8,904	709,649
Bruker Corp.	88,363	3,849,092
Codexis, Inc. (a)	71,996	838,753
Thermo Fisher Scientific, Inc.	31,030	9,023,524
		14,421,018
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	241,470	10,576,386
Perrigo Co. PLC	82,653	4,189,681
Sanofi SA	4,900	457,003
		15,223,070

TOTAL HEALTH CARE		120,481,334

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	8,495	4,738,596
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	17,600	1,261,568
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	57,313	4,841,802
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	26,600	2,739,534
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	12,743	4,481,713
Machinery - 1.0%
Gardner Denver Holdings, Inc.	276,828	9,077,190
Professional Services - 2.3%
Equifax, Inc.	40,564	5,761,711
IHS Markit Ltd.	80,352	5,724,276
TransUnion Holding Co., Inc.	96,219	8,555,793
Upwork, Inc. (a)	2,517	21,810
		20,063,590
Road & Rail - 2.3%
Knight-Swift Transportation Holdings, Inc. Class A	95,548	3,051,803
Rumo SA (a)	642,400	3,033,943
Uber Technologies, Inc.	424,040	14,362,235
		20,447,981

TOTAL INDUSTRIALS		67,651,974

INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	9,958	572,585
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	15,682	3,308,432
IT Services - 9.2%
Black Knight, Inc. (a)	139,805	9,326,392
CACI International, Inc. Class A (a)	1,900	465,538
Edenred SA	15,400	806,159
Fiserv, Inc. (a)	79,534	8,697,838
MasterCard, Inc. Class A	28,273	8,206,238
MongoDB, Inc. Class A (a)	14,700	2,241,750
Okta, Inc. (a)	15,011	1,922,309
Shopify, Inc. Class A (a)	14,822	6,882,002
Square, Inc. (a)	65,400	5,449,782
Verra Mobility Corp. (a)	181,478	2,748,484
Visa, Inc. Class A	192,943	35,069,320
		81,815,812
Semiconductors & Semiconductor Equipment - 8.5%
ASML Holding NV	28,833	7,978,379
Micron Technology, Inc. (a)	93,900	4,935,384
NVIDIA Corp.	96,501	26,062,025
NXP Semiconductors NV	103,764	11,796,929
Qualcomm, Inc.	298,140	23,344,362
Universal Display Corp.	12,447	1,976,459
		76,093,538
Software - 18.0%
Adobe, Inc. (a)	101,004	34,858,500
Autodesk, Inc. (a)	28,165	5,376,135
Cloudflare, Inc. (a)	5,646	120,260
Datadog, Inc. Class A (a)	2,423	109,398
Elastic NV (a)	988	72,974
Intuit, Inc.	24,525	6,519,971
Manhattan Associates, Inc. (a)	50,573	3,406,597
Microsoft Corp.	535,868	86,815,974
Salesforce.com, Inc. (a)	113,402	19,323,701
SolarWinds, Inc. (a)(c)	227,635	4,147,510
		160,751,020
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	148,800	40,675,968

TOTAL INFORMATION TECHNOLOGY		363,217,355

MATERIALS - 0.8%
Chemicals - 0.8%
Albemarle Corp. U.S. (c)	18,000	1,473,300
Sherwin-Williams Co.	11,069	5,719,906
		7,193,206
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	89,861	20,380,475
TOTAL COMMON STOCKS
(Cost $559,443,834)		884,614,442

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (d)(e)(f)	287,000	221,386
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	38,419	1,203

TOTAL CONVERTIBLE PREFERRED STOCKS		222,589

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	200,708	1,419,006
TOTAL PREFERRED STOCKS
(Cost $2,019,943)		1,641,595

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.60% (g)	8,280,655	8,282,311
Fidelity Securities Lending Cash Central Fund 1.60% (g)(h)	12,143,893	12,145,108
TOTAL MONEY MARKET FUNDS
(Cost $20,427,419)		20,427,419
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $581,891,196)		906,683,456
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(16,467,164)
NET ASSETS - 100%		$890,216,292

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,602,689 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $222,589 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$69,266
Nuvation Bio, Inc. Series A	6/17/19	$221,386

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,474
Fidelity Securities Lending Cash Central Fund	26,303
Total	$46,777

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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